Annual Operating Expenses {- Fidelity® Total Bond Fund} - 08.31 Fidelity Total Bond Fund Retail PRO-08 - Fidelity® Total Bond Fund - Fidelity Total Bond Fund-Retail Class	Oct. 29, 2022
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.45%